Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
Related Party Transactions Disclosure

3. Transactions with Related Parties

A.       Safety Management Overseas S.A., Panama & Safe Bulkers Management Limited

On May 29, 2008, Safe Bulkers signed a management agreement with Safety Management and on May 29, 2015 Safe Bulkers signed a management agreement with Safe Bulkers Management (collectively the “Management Agreements”). Safety Management and Safe Bulkers Management are both related parties that are controlled by Polys Hajioannou. Under the Management Agreements, the Managers provide to Safe Bulkers executive officers and management services to vessel-owning Subsidiaries. Each vessel-owning Subsidiary has entered into, or in the case of vessels not yet delivered, will enter into, a management agreement with either one of the Managers (the “Shipmanagement Agreements”). Under these Shipmanagement Agreements, chartering, operations, technical and accounting services are provided to the vessels by the Manager. In accordance with the Management Agreements and the Shipmanagement Agreements, the Manager receives a fixed fee per vessel calculated proportionally by the number of ownership days, (the “Fixed Fee”), plus, a variable fee calculated on gross freight, charter hire, ballast bonus and demurrage (the “Variable Fee”). Fixed Fees and Variable Fees are recorded in General and Administrative Expenses (refer to Note 18). In addition, under the supervision agreements with respect to newbuilds (the “Supervision Agreements”), the Manager receives a supervision fee in exchange for on-site supervision services with respect to all newbuilds, of which 50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild (the “Supervision Fee”). Supervision Fees are recorded in Advances for vessel acquisition and vessels under construction (refer to Note 5). Furthermore under the Management Agreements, the Manager receives a sales fee calculated by the contract price for each vessel sold, (the “Sale Fee”) payable upon the conclusion of the vessel sale, and an acquisition fee calculated on the contract price of each vessel constructed or purchased, (the “Acquisition Fee”) payable upon the conclusion of the vessel acquisition in exchange for services provided in relation to a sale or an acquisition of a vessel respectively. Sale Fees are recorded in Gain on sale of assets. Acquisition Fees are recorded in Advances for vessel acquisition and vessels under construction (refer to Note 5).

The Management Agreements provide inter alia that to the extent the executive officers are not provided by the Manager but are instead employed by Safe Bulkers, the management fee payable by Safe Bulkers is reduced, in arrears, by an amount equal to the aggregate costs of compensation and benefits and other incidental costs borne by the Company as a result of such employment, and is recorded under Compensation for Directors and Officers within General and Administrative expenses (refer to Note 18).

The management fees can be adjusted annually effective May 29 of each year, the anniversary of our entry into the Management Agreement. On May 29, 2015, the Fixed Fee was adjusted to $0.975 per day from $0.800 per day and the Variable Fee was adjusted to 0.00% from 1.25%. No readjustment was made on any of the other management fees.

Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements are as follows:

	For the Years Ended May 29,
	(In thousands of U.S. Dollars, except for Variable, Sales and Acquisition Fees)
	2013	2014	2015
Fixed Fee	$0.700	$0.700	$0.800
Variable Fee	1.25%	1.25%	1.25%
Supervision Fee	$550	$550	$550
Sales Fee	1.00%	1.00%	1.00%
Acquisition Fee	1.00%	1.00%	1.00%

Fees pursuant to the Management Agreements, the Shipmanagement Agreements and the Supervision Agreements are comprised of the following:

	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2013	2014	2015
Fixed and Variable fees	$8,379	$8,962	$10,764
Supervision Fees	1,925	2,200	1,925
Acquisition Fees	823	1,429	1,160

B. Sale of Vessels and Novation of Newbuild Contracts

In December 2015, Polys Hajioannou submitted a proposal to the Company's Board of Directors, pursuant to which companies controlled by Polys Hajioannou would (a) purchase two vessels of the Company's operating fleet, the Stalo and the Kypros Unity and (b) novate the contracts of two of the Company's newbuilds, Hull 1718 and Hull 1552, respectively. Upon receipt of this proposal, a special committee consisting of the Company's three independent directors (“Special Committee”) was formed and authorized by the Board of Directors of the Company in order to evaluate the proposal. The Special Committee was advised by independent counsel. During January 2016, the Special Committee obtained two appraisals from independent third parties for each of the two vessels and for each of the two newbuildings, and negotiated the terms of the sale of the vessels and the newbuild contract novations. In February, 2016 the Special Committee of the Company determined this proposal to be in the best interest of the Company and its shareholders and approved the sale of the Stalo and the Kypros Unity and the novation of the contracts of Hull 1718 and Hull 1552 to companies controlled by Polys Hajioannou. The agreed sale price for the Stalo is $9,000 in cash, which represents the higher of the two appraisals for that vessel, and the agreed sale price for the Kypros Unity is $20,000 in cash, which likewise represents the higher of the two appraisals for that vessel that the Special Committee had obtained. The remaining commitment under the newbuild contract for Hull 1718 as of December 31, 2015 and as of the day of signing the novation agreement was $28,400, compared to $26,500, which represents the higher of the two appraisals obtained by the Special Committee for such newbuild. The Company is still in negotiations for the novation of the newbuild contract of Hull 1552. The Sales Fee due to the Managers pursuant to the Management Agreements arising from the above transactions has been waived. For more information refer to Notes 6 and 22.